33. Income from equity instruments	12 Months Ended
Dec. 31, 2020
Income From Equity Instruments
33. Income from equity instruments
33.	Income from equity instruments

“Income from equity instruments” includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.

The breakdown of the balance of this item is as follows:

Thousand of reais	2020	2019	2018

Equity instruments classified as:
Financial Assets Measured At Fair Value Through Profit Or Loss	30,232	13,398	27,047
Financial Assets Measured At Fair Value Through Other Comprehensive Income	3,522	5,535	5,576
Total	33,754	18,933	32,623